Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Cash Flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net (decrease)/increase in cash, cash equivalents and restricted cash	$ (31,988)	$ 45,788	$ (104,036)
Variable Interest Entity, Primary Beneficiary [Member]
Net cash provided by/ (used in) operating activities	(21,008)	(16,047)	7,548
Net cash used in investing activities	(9,160)	(5,001)	(7,925)
Net cash provided by financing activities	7,154	11,707	2,096
Net (decrease)/increase in cash, cash equivalents and restricted cash	$ (23,014)	$ (9,341)	$ 1,719